EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 2, 2018 (Accession No. 0001193125-18-236206), to the Prospectus dated May 1, 2018, as supplemented, for the Class IA, Class IB and Class K shares of AXA/Mutual Large Cap Equity Managed Volatility Portfolio.